Fair Value of Financial Instruments (Details) - Company`s assets and liabilities that are measured at fair value on a recurring basis (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011
Financial Assets:
Cash and cash equivalents	$ 14,483,041	$ 6,328,753	$ 15,117,172
Total assets	14,483,041	6,328,753	15,117,172
Financial Liabilities:
Warrant derivative liabilities	8,299,415	102,695	655,219	11,495,163
Conversion element of promissory notes		274,928	1,931,295
Conversion element of Series B CPS	1,300,923	1,210,909	1,245,101
Series A CPS derivative liabilities		1,656,367
Total liabilities	10,025,132	2,208,184	5,967,330
Series A CPS [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities:
Series A CPS derivative liabilities
Series A CPS [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Series A CPS derivative liabilities
Series A CPS [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities:
Series A CPS derivative liabilities	424,794	619,652	2,135,715
Series A CPS [Member]
Financial Liabilities:
Series A CPS derivative liabilities	424,794	619,652	2,135,715
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Cash and cash equivalents	14,483,041	6,328,753	15,117,172
Total assets	14,483,041	6,328,753	15,117,172
Financial Liabilities:
Warrant derivative liabilities
Conversion element of promissory notes
Conversion element of Series B CPS
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and cash equivalents
Total assets
Financial Liabilities:
Warrant derivative liabilities
Conversion element of promissory notes
Conversion element of Series B CPS
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Cash and cash equivalents
Total assets
Financial Liabilities:
Warrant derivative liabilities	8,299,415	102,695	655,219
Conversion element of promissory notes		274,928	1,931,295
Conversion element of Series B CPS	1,300,923	1,210,909	1,245,101
Total liabilities	$ 10,025,132	$ 2,208,184	$ 5,967,330